o BT INSTITUTIONAL FUNDS o

                                 INSTITUTIONAL
                              TREASURY ASSETS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

Institutional Treasury Assets Fund

Table of Contents



    Letter to Shareholders                                      3

    Institutional Treasury Assets Fund

          Schedule of Portfolio Investments                     4
          Statement of Assets and Liabilities                   6
          Statement of Operations                               6
          Statements of Changes in Net Assets                   7
          Financial Highlights                                  7
          Notes to Financial Statements                         8



                                 --------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 --------------

Institutional Treasury Assets Fund

Letter to Shareholders


We are pleased to present you with this semi-annual report for the Institutional Treasury Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

The Treasury market was dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy in the first six months of 1998.

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.
o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, by the wealth effect of the stock market, by an improving real estate market, and by a low interest rate environment. The bottom line--more disposable income for consumers.

Overall, the short-term market was rather quiet, with its yield curve reasonably flat. A strong dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation. A combination of low inflation plus first quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was. In turn, interest rates remained relatively stable throughout the period, and price volatility within the short-term market was at an all-time low.

INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the BT Institutional Treasury Assets Fund.


                                    ANNUALIZED 7 DAY      ANNUALIZED 7 DAY
  Periods ended June 30, 1998        CURRENT YIELD         EFFECTIVE YIELD
----------------------------------------------------------------------------
   Institutional
     Treasury Assets Fund*               5.40%                  5.55%
----------------------------------------------------------------------------
   IBC Government Only-
     Institutional Only Money
     Funds Average                       5.14%                  5.27%


We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. The uncertainty surrounding the Asian financial crisis caused a "flight to quality" trade, whereby investors bought a large amount of U.S. Treasury securities. This demand factor, combined with the smaller issuance of securities by the Treasury, resulted in a very expensive Treasury market. Thus, we sought to add value by investing in term repurchase agreements, whose yields were comparatively higher during this period. This allocation strategy proved to be effective in producing competitive Fund returns.


                    Diversification of Portfolio Investments
                       By Asset Type as of June 30, 1998
                    (percentages are based on market value)


                  [PIE CHART APPEARS HERE - PERCENTAGES BELOW]


U.S. Treasury Notes 10%
U.S. Treasury Bills 2%
U.S. Government                                      Repurchase Agreements 65%
and Agency Discounts 23%


MANAGER OUTLOOK

We believe the Treasury market should remain fairly positive throughout the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong--a positive backdrop for inflation to stay low.
o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.
o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.
o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

We intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the Institutional Treasury Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Darlene M. Rasel
                                ____________________
                                Darlene M. Rasel
                            Portfolio Manager of the
                           Treasury Assets Portfolio
                                 June 30, 1998


--------------
* Past performance is not indicative of future results. Yields will vary. Yields quote for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Institutional Treasury Assets Fund

Schedule of Portfolio Investments June 30, 1998 (unaudited)



Principal
 Amount                Description                                    Value
 ------                -----------                                    -----
               UNITED STATES TREASURY NOTES - 10.06%
$  3,000,000   8.250%, 07/15/98                                   $  3,002,941
  19,000,000   6.125%, 08/31/98                                     19,018,972
   4,000,000   6.00%, 09/30/98                                       4,005,736
  18,000,000   5.750%, 12/31/98                                     18,025,978
                                                                  ------------

TOTAL UNITED STATES TREASURY NOTES
  (Amortized Cost $44,053,627)                                      44,053,627
                                                                  ------------

               UNITED STATES TREASURY BILLS - 1.78%
   5,000,000   5.165%, 12/10/98                                      4,883,788
   3,000,000   5.050%, 12/24/98                                      2,925,933
                                                                  ------------

TOTAL UNITED STATES TREASURY BILLS
  (Amortized Cost $7,809,721)                                        7,809,721
                                                                  ------------

               UNITED STATES GOVERNMENT AND
               AGENCY OBLIGATIONS - 22.85%
  10,000,000   Federal Home Loan Bank
                 5.442%, 07/23/98                                    9,999,342
  14,600,000   Federal National Mortgage Association
                 5.370%, 08/12/98                                   14,595,727
   5,000,000   Federal National Mortgage Association
                 5.360%, 02/19/99                                    4,995,703
   5,000,000   Federal National Mortgage Association
                 5.470%, 09/14/98                                    4,998,653
  10,700,000   Federal National Mortgage Association
                 5.719%, 10/20/98                                   10,700,000
   8,000,000   Federal Home Loan Mortgage Corporation
               Discount Note
                 5.409%, 09/29/98                                    7,891,820
  10,000,000   Federal Home Loan Mortgage Corporation
               Discount Note
                 5.420%, 08/28/98                                    9,912,678
  27,000,000   Federal Home Loan Mortgage Corporation
                 5.750%, 07/01/98                                   27,000,000
   5,000,000   Federal National Mortgage Association
               Floating Note
                 5.456%, 05/04/99                                    4,996,888
   5,000,000   Federal National Mortgage Association
               Floating Note
                 5.510%, 05/19/99                                    4,996,760
                                                                  ------------

Total United States Government and Agency
  Obligations
  (Amortized Cost $100,087,571)                                    100,087,571
                                                                  ------------




Principal
 Amount                Description                                    Value
 ------                -----------                                    -----
              REPURCHASE AGREEMENTS - 65.06%
$ 19,000,000  Tri-Party Repurchase Agreement
                with Canadian Imperial Bank of
                Commerce, dated 6/30/98, 5.50%,
                principal & interest in the amount of
                $19,002,903, due 7/1/98
                (Collateralized by U.S. Treasury Bond,
                par value of $14,198,910, coupon
                rate of 7.50%, due 11/15/16, value of
                $13,920,499, U.S. Treasury Note,
                par value of $5,182,048, coupon
                rate of 6.875%, due 7/31/99,
                value of $5,080,439)                              $ 19,000,000

  17,000,000  Tri-Party Repurchase Agreement
                with Deutsche Bank Securities,
                dated 3/10/98, 5.480%, principal
                & interest in the amount of
                $17,002,588, due 7/9/98
                (Collaterized by U.S. Treasury
                Bond, par value of $17,717,383,
                coupon rate of 8.75%, due 8/15/20,
                value of $17,369,984)                               17,000,000

  30,000,000  Tri-Party Repurchase Agreement
                with First Boston,
                dated 5/7/98, 5.48%,
                principal & interest in the amount of
                $30,004,567, due 7/9/98
                (Collaterized by U.S. Treasury
                Notes, par value of $30,899,250,
                coupon rates of 5.125% to 9.25%,
                due from 7/15/98 to 11/15/01,
                value of $30,293,382)                               30,000,000

  25,000,000  Open Tri-Party Repurchase
                Agreement with First Boston,
                dated 6/25/98, 5.49%, daily
                variable rate, principal amount
                of $25,000,000, interest amount
                varies dependent on rate, due 7/1/98
                (Collaterized by U.S. Treasury Bills,
                par value of $19,624,847, coupon
                rates of 6.125% to 8.125%, due
                from 7/9/98 to 6/24/99, value
                of $18,166,540; U.S. Treasury
                Bonds, par value of $5,889,395,
                coupon rates of 10.375% to 13.125%,
                due from 5/15/01 to 11/15/21,
                value of $6,847,422)                                25,000,000



                  See Notes to Financial Statements on Page 8

Institutional Treasury Assets Fund

Schedule of Portfolio Investments June 30, 1998 (unaudited)



Principal
 Amount                Description                                    Value
 ------                -----------                                    -----
$ 39,213,337  Tri-Party Repurchase Agreement with
                Goldman Sachs, dated 6/30/98, 5.80%,
                principal & interest in the amount
                of $39,219,655, due 7/1/98
                (Collateralized by Tennessee Valley
                Authority Strips, par value of
                $22,097,245, coupon rates of 5.60%,
                due from 11/1/12 to 1/15/23,
                value of $21,663,966; Resolution
                Funding Strips, par value of
                $17,900,359, coupon rates of 5.580%
                to 5.720%, due from 7/15/04 to
                1/15/08, value of $17,549,371)                    $ 39,213,337

  19,000,000  Tri-Party Repurchase Agreement with
                Greenwich Capital, dated 6/30/98, 5.80%,
                principal & interest in the amount
                of $19,003,061, due 7/1/98
                (Collateralized by Federal National
                Mortgage Association, par value
                of $11,300,036, coupon rate
                of 5.10% to 8.45%, due from
                7/22/98 to 7/12/99, value of
                $11,078,466; Resolution Funding
                Bonds, par value of $8,081,474,
                coupon rates of 8.125% to 8.875%,
                due from 10/19/19 to 4/15/30,
                value of $7,923,013)                                19,000,000

  10,000,000  Tri-Party Repurchase Agreement with
                J.P. Morgan, dated 4/9/98,
                5.530%, principal & interest in
                the amount of $10,001,536,
                due 7/9/98 (Collateralized by
                Government National Mortgage
                Association, par value of
                $10,200,001, coupon rates of
                8.50% to 9.00%, due
                from 1/15/17 to 10/15/26,
                value of $10,000,001)                               10,000,000

  12,000,000  Tri-Party Repurchase Agreement
                with Merrill Lynch, dated 4/6/98,
                5.45%, principal & interest in the
                amount of $12,001,817, due
                7/6/98 (Collateralized by Resolution
                Funding Strips, par value of
                $10,828,898, coupon rates
                of 5.61% to 6.060%, due from
                7/15/03 to 4/15/28, value of
                $10,616,567; Financing Corporation,
                par value of $1,404,917, coupon rate
                of 9.40%, due 2/8/18, value of
                $1,377,370; Federal Home Loan
                Mortgage, par value of $6,284,
                coupon rate of 8.25%, due 6/1/16,
                value of $6,160)                                    12,000,000




Principal
 Amount                Description                                    Value
 ------                -----------                                    -----
$ 20,000,000  Tri-Party Repurchase Agreement
                with Merrill Lynch, dated 4/23/98,
                5.51%, principal & interest in the
                amount of $20,003,061, due 7/23/98
                (Collateralized by Government
                National Mortgage Association,
                par value of $20,602,677, coupon
                rates of 6.50% to 6.875%,
                due 1/20/27 to 3/20/27,
                value of $20,002,598)                             $ 20,000,000

  19,000,000  Tri-Party Repurchase Agreement
                with Morgan Stanley & Company,
                dated 6/30/98, 5.68%, principal &
                interest in the amount of $19,002,998,
                due 7/1/98 (Collateralized by
                U.S. Treasury Bond, par value of
                $18,909,131, coupon rate of 12.50%,
                due 8/15/14, value of $18,538,363;
                U.S. Treasury Bill, par value of
                $471,663, coupon rate of 5.15%,
                due 5/27/99, value of $462,415)                      19,000,000

  19,000,000  Tri-Party Repurchase Agreement
                with Swiss Bank Corporation,
                dated 6/30/98, 5.75%, principal &
                interest in the amount of $19,003,035,
                due 7/1/98 (Collateralized by
                U.S. Treasury Note, par value
                of $213,836, coupon rate of 6.25%,
                due 2/15/07, value of $209,643;
                U.S. Treasury Strip, par value
                of $19,223,900, coupon rate
                of 9.125%, due 8/15/18,
                value of $18,846,960)                               19,000,000

  55,840,882  Repurchase Agreement with West
                Deutsche Bank, dated 6/30/98,
                5.90%, principal & interest in
                the amount of $50,008,194,
                due 7/1/98 (Collateralized
                by U.S. Treasury Notes, par value
                of $49,870,000, coupon rate
                of 8.375%, due 5/15/00,
                value of $50,000,000)                               55,840,882
                                                                  ------------

Total Repurchase Agreements
  (Amortized Cost $285,054,219)                                    285,054,219
                                                                  ------------
Total Investments
  (Amortized Cost $437,005,138)                   99.75%          $437,005,138
Other Assets Less Liabilities                      0.25%             1,079,711
                                                 ------           ------------
Net Assets                                       100.00%          $438,084,849
                                                 ======           ============


                  See Notes to Financial Statements on Page 8

Institutional Treasury Assets Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)

Assets
      Investments, at Value (including repurchase agreements amounting to $279,213,337)*                         $   431,164,256
      Cash                                                                                                             5,973,390
      Interest Receivable                                                                                              2,809,807
      Deferred Organization Expenses and Other                                                                             2,987
      Due from Bankers Trust, net                                                                                         33,439
                                                                                                                 ---------------
Total Assets                                                                                                         439,983,879
                                                                                                                 ---------------
Liabilities
      Dividends Payable                                                                                                1,871,381
      Accrued Expenses                                                                                                    24,649
                                                                                                                 ---------------
Total Liabilities                                                                                                      1,896,030
                                                                                                                 ---------------
Net Assets                                                                                                       $   438,087,849
                                                                                                                 ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)        438,096,062
                                                                                                                 ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)              $          1.00
                                                                                                                 ===============
Composition of Net Assets
      Paid-in Capital                                                                                            $   438,096,062
      Accumulated Net Realized Loss From Investment Transactions                                                         (11,213)
                                                                                                                 ---------------
Net Assets                                                                                                       $   438,084,849
                                                                                                                 ===============

--------------
* Value represents amortized cost





Statement of Operations (unaudited)

                                                                       For the six
                                                                      month period
                                                                          ended
                                                                      June 30, 1998
                                                                     --------------
Investment Income
      Interest Income                                                $   10,785,139
                                                                     --------------
Expenses
      Advisory Fees                                                         304,594
      Administration and Services Fees                                      201,137
      Printing and Shareholder Reports                                        6,511
      Professional Fees                                                      13,472
      Trustees Fees                                                           4,190
      Miscellaneous                                                           8,013
                                                                     --------------
      Total Expenses                                                        537,917
      Less:  Expenses Waived and Reimbursed by Bankers Trust               (228,912)
                                                                     --------------
            Net Expenses                                                    309,005
                                                                     --------------
Net Investment Income                                                    10,476,134
Realized Loss from Investment Transactions                                  (11,497)
                                                                     --------------
Net Increase in Net Assets from Operations                           $   10,464,637
                                                                     ==============


                  See Notes to Financial Statements on Page 8

                                       6


Institutional Treasury Assets Fund

Statements of Changes in Net Assets


                                                                                                        For the period
                                                                                For the six           December 1, 1997
                                                                               month period             (Commencement
                                                                                   ended              of operations) to
                                                                              June 30, 1998(1)        December 31, 1997
                                                                             ----------------          ---------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                                  $     10,476,134          $       435,798
      Net Realized Gain (Loss) from Investment Transactions                           (11,497)                     284
                                                                             ----------------          ---------------
Net Increase in Net Assets from Operations                                         10,464,637                  436,082
                                                                             ----------------          ---------------
Distributions to Shareholders
      Net Investment Income                                                       (10,476,134)                (435,798)
                                                                             ----------------          ---------------
Capital Transactions in Shares of Beneficial Interest
  (at net asset value of $1.00 per share)(2)
      Proceeds from Sales of Shares                                             1,270,421,664              246,463,863
      Cost of Shares Redeemed                                                    (926,711,411)            (152,078,054)
                                                                             ----------------          ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest           343,710,253               94,385,809
                                                                             ----------------          ---------------
Total Increase in Net Assets                                                      438,084,849               94,386,093
Net Assets
Beginning of Period                                                                94,386,093                       --
                                                                             ----------------          ---------------
End of Period                                                                $    438,084,849          $    94,386,093
                                                                             ================          ===============

--------------
(1) Unaudited
(2) As of June 30, 1998, one shareholder held more than 5% of the Fund's outstanding shares.





Financial Highlights

Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the Institutional Treasury Assets Fund.

For the period

                                                                     For the six                  December 1, 1997
                                                                    month period                    (Commencement
                                                                        ended                     of operations) to
                                                                   June 30, 1998(1)               December 31, 1997
Per Share Operating Performance:
Net Asset Value, Beginning of Period                             $          1.00                 $         1.000
                                                                 --------------------            --------------------
Income from Investment Operations
      Net Investment Income                                                 0.03                           0.00046
      Net Realized Loss from Investment Transactions                        0.00(2)                        0.0000(2)
                                                                 --------------------            --------------------
      Total from Investment Operations                                      0.03                           0.00046
                                                                 --------------------            --------------------
Distributions to Shareholders
      Net Investment Income                                                (0.03)                         (0.00046)
                                                                 --------------------            --------------------
Net Asset Value, Ending of Period                                $          1.00                 $         1.00
                                                                 ====================            ====================
Total Investment Return for Period                                          2.71                           0.46%
Supplemental Data and Ratios:
      Net Assets, End of Period (000s omitted)                   $         438,084               $        94,386
      Ratios to Average Net Assets:
            Net Investment Income                                            5.39%(3)                      5.43%(3)
            Expenses                                                         0.16%(3)                      0.16%(3)
            Decrease Reflected in Above Expense Ratio Due
               to Absorption of Expenses by Bankers Trust                    0.12%(3)                      0.81%(3)

--------------
(1) Unaudited
(2) Less than $0.01.
(3) Annualized.


                  See Notes to Financial Statements on Page 8

Institutional Treasury Assets Fund

Notes to Financial Statements


Note 1--Organization and Significant Accounting Policies

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Assets Fund (the "Fund") is one the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and institutional investor by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 1, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interest in the Fund. The following summarizes the significant accounting policies of the Fund:

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Fund's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investment. Realized gains and losses from securities transactions are recorded on the specific identification basis.

D. Organization Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E. Dividends

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains, if any, earned by the Fund will be made annually.

F. Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

H. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Notes 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .10% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this advisory Agreement, the Fund pays Bankers Trust and advisory fee computed daily and paid monthly at an annual rate of .15% of average daily net assets.

Amount owed to the Fund from Bankers Trust was $33,439, net of Administration and Service fees of $35,728 and Advisory fees of $53,593.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding .10% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement.

Certain officers of the Fund are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .16% of the average daily net assets of the Fund. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $228,912.

The Institutional Treasury Assets Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

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                                       11

BT INSTITUTIONAL FUNDS
INSTITUTIONAL TREASURY ASSETS FUND

Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019



                                 --------------
           For information on how to invest,  shareholder account
           information and current price and yield information,
           please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                                 --------------



                                                                 STA464100(6/98)